SCHEDULE I - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash provided by operating activities	$ 42,785	$ 27,976	$ (41,217)
INVESTING ACTIVITIES
Demand note due from owner	0	140,000	0
Net cash provided by (used in) investing activities	15,455	(292,199)	(30,781)
FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering	0	203,467	0
Cash from proceeds of initial public offering distributed to Höegh LNG	0	(43,467)	0
Proceeds from indemnifications received from Hoegh LNG	6,596	0	0
Net cash provided by (used in) financing activities	(55,849)	294,592	72,006
Increase (decrease) in cash and cash equivalents	2,391	30,369	8
Cash and cash equivalents, beginning of period	30,477	108	100
Cash and cash equivalents, end of period	32,868	30,477	$ 108
Parent Company [Member]
Net cash provided by operating activities	10,252	11,981
INVESTING ACTIVITIES
Demand note due from owner	0	(140,000)
Proceeds from investment in subsidiaries	4,600
Net cash provided by (used in) investing activities	4,600	(140,000)
FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discounts and expenses of offering	0	203,467
Cash from proceeds of initial public offering distributed to Höegh LNG	0	(43,467)
Proceeds from indemnifications received from Hoegh LNG	6,596	0
Cash distributions to unitholders	(35,524)	(4,826)
Net cash provided by (used in) financing activities	(28,928)	155,174
Increase (decrease) in cash and cash equivalents	(14,076)	27,155
Cash and cash equivalents, beginning of period	27,155
Cash and cash equivalents, end of period	$ 13,082	$ 27,155